Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 682,777	$ 688,040
Trade accounts receivable less allowance for doubtful accounts of $328,893 in 2012 and $299,751 in 2011	3,037,274	3,019,424
Accounts receivable from related parties	153,118	137,809
Inventories	1,097,104	1,036,809
Prepaid expenses and other current assets	1,037,391	977,537
Deferred tax asset, current	279,052	267,837
Total current assets	6,286,716	6,127,456
Property, plant and equipment, net	3,091,954	2,940,603
Intangible assets	757,876	710,116
Goodwill	11,658,187	11,421,889
Deferred tax asset, non-current	104,167	89,152
Equity Method Investments	664,446	637,373
Other assets	556,560	399,409
Total assets	23,119,906	22,325,998
Current liabilities:
Accounts payable	542,597	622,294
Accounts payable to related parties	123,929	123,350
Accrued expenses and other current liabilities	2,012,533	1,787,471
Short-term borrowings and other financial liabilities	96,648	117,850
Short-term borrowings from related parties	62,342	3,973
Current portion of long-term debt and capital lease obligations	511,370	334,747
Income tax payable, current	170,360	150,003
Deferred tax liability, current	34,194	30,303
Total current liabilities	3,553,973	3,169,991
Long-term debt and capital lease obligations less current maturities	7,746,920	7,785,740
Other liabilities	329,561	260,257
Pension liabilities	435,858	457,673
Income tax payable, non-current	176,933	201,642
Deferred tax liability, non-current	743,390	664,001
Total liabilities	12,986,635	12,595,478
Noncontrolling interests subject to put provisions	648,251	523,260
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,973,333 issued and outstanding	0	4,462
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 302,739,758 issued and outstanding	382,411	374,915
Additional paid-in capital	3,530,337	3,491,581
Retained earnings	6,377,417	5,563,661
Accumulated other comprehensive (loss)	(550,587)	(492,113)
Total Company shareholders' equity	9,234,564	8,942,506
Noncontrolling interests not subject to put provisions	250,456	264,754
Total equity	9,485,020	9,207,260
Total liabilities and equity	23,119,906	22,325,998
Treasury stock, at cost	(505,014)
Long term debt from related parties		$ 56,174